SEC Registration Nos.
333-152031 and 811-22212

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933      [ X ]

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [ 1 ]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940    [X ]

Amendment No. [ 1 ]

Calvert SAGE Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: December 12, 2008.

It is proposed that this filing will become effective:

                [X]         immediately upon filing pursuant to paragraph (b)

                [  ]          on (date) pursuant to paragraph (b)

                [  ]          60 days after filing pursuant to paragraph (a)(1)

                [  ]          on (date) pursuant to paragraph (a)(1)

                [  ]          75 days after filing pursuant to paragraph (a)(2)

                [  ]          on (date) pursuant to paragraph (a)(2) of Rule 485.

Parts A and B are incorporated by reference to Pre-Effective Amendment No. 5 to this Registration Statement, as filed on October 31, 2008 (Accession No. 0001438390-080000013).


Part C. Other Information

Item 23. Exhibits
(a)

Declaration of Trust of Calvert SAGE Fund, and Amendment to Declaration of Trust (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(b)	By-Laws of Calvert SAGE Fund, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(c)	Instrument defining the security holder rights (not applicable)

(d)

Investment Advisory Agreement between Calvert SAGE Fund and Calvert Asset Management Company, Inc. (Calvert Large Cap Value Fund) and expense limitation Addendum to Investment Advisory Agreement, filed herewith.

(e)

Underwriting (Distribution) Agreement between the Calvert Funds and Calvert Distributors, Inc., and draft amended Schedules I, II and III (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(f)

Draft Trustees' Deferred Compensation Agreement (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(g)

Master Custodian Agreement between the Calvert Funds and State Street Bank and Trust Company, and draft Addendum to Appendix A (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(h)(1)

Master Transfer Agency and Service Agreement between the Calvert Funds, Calvert Shareholder Services, Inc., Calvert Distributors, Inc. and State Street Bank and Trust Company, and draft Amended Schedule A (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(h)(2)

Draft Shareholder Servicing Agreement between Calvert SAGE Fund and Calvert Shareholder Services Inc. (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(h)(3)

Draft Administrative Services Agreement between Calvert SAGE Fund and Calvert Administrative Services Company (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(i)

Opinion and Consent of Counsel as to the legality of shares being registered, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(j)	Consent of Independent Auditors (not applicable).

(k)	Omitted financial statement re computation of ratios (not applicable).

(l)

Draft Subscription Letter Agreement regarding initial capital (Calvert SAGE Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(m)

Draft Plans of Distribution for Class A and C (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(n)

Rule 18f-3 Multiple Class Plan for Calvert Group of Funds, draft amended Exhibit I (Calvert SAGE Fund) and draft amended Exhibit II (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(o)	Power of Attorney forms, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(p)

Code of Ethics for Advisor Calvert Asset Management Company, Inc., Underwriter Calvert Distributors, Inc., and Calvert Group of Funds, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

Item 24. Persons Controlled by or Under Common Control with Registrant

                 Not applicable.

Item 25. Indemnification

Registrant's Declaration of Trust, Item 23(a) of this Registration Statement, provides, in summary, that officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if in a final court decision on the merits that person has been adjudged liable of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustee & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees and officers liability coverage, plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the independent Fund trustees.

Item 26. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity

Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff
	Acacia National Life Insurance Insurance Company 7315 Wisconsin Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Daniel K. Hayes
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James O'Boyle
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriter

               (a) Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

                            First Variable Rate Fund for Government Income
                            Calvert Tax-Free Reserves
                            Calvert Social Investment Fund
                            Calvert Cash Reserves
                            The Calvert Fund
                            Calvert Social Index Series, Inc.
                            Calvert Impact Fund, Inc.
                            Calvert Variable Series, Inc.
                            Calvert Municipal Fund, Inc.
                            Calvert World Values Fund, Inc.

               (b) Positions of Underwriter's Officers and Directors
Name and Principal	Position(s) under Underwriter	Position(s) with Registrant
Business Address*
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Ivy Wafford Duke	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Lancelot King	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Jane Maxwell	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Andrew Niebler	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Augusto Macedo	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer
Edith Lillie	Assistant Secretary	Assistant Secretary

* 4550 Montgomery Avenue Bethesda, Maryland 20814

               (c) Inapplicable

Item 28. Location of Accounts and Records

              Ronald M. Wolfsheimer, Treasurer
              and
              William M. Tartikoff, Secretary
              4550 Montgomery Avenue, Suite 1000N
              Bethesda, Maryland 20814

Item 29. Management Services

              Not Applicable

Item 30. Undertakings

              The Registrant herewith undertakes as follows: it will not sell shares of Calvert Large Cap Value Fund to the public until completion of the proposed reorganization of Summit Everest Fund into Calvert Large Cap Value Fund (as described in Form N-14 of Calvert SAGE Fund, File No. 333-153516), which is scheduled to occur on or about December 12, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 4th day of November, 2008.

Calvert SAGE Fund

By:

______**__________

Barbara Krumsiek

President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 4th day of November, 2008 by the following persons in the capacities indicated.

Signature	Title

______**___________ Barbara Krumsiek	PRESIDENT AND TRUSTEE

______**___________ Ronald M. Wolfsheimer	TREASURER (Principal Accounting Officer)

______**___________ Cari M. Dominguez	TRUSTEE

______**___________ Alice Gresham	TRUSTEE

______**___________ M. Charito Kruvant	TRUSTEE

______**___________ Cynthia Milligan	TRUSTEE

______**___________ Arthur J. Pugh	TRUSTEE

** By /s/ Ivy Wafford Duke

                 Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.